Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) ₪ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 ILS (₪) ₪ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 ILS (₪) ₪ / shares shares	Jun. 30, 2018 ILS (₪) ₪ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 ILS (₪) ₪ / shares shares
Profit (loss) [Abstract]
Revenue	₪ 653	$ 170	₪ 201	₪ 1,432	$ 392	₪ 453
Cost of Revenue	238	65		324	89
Gross Profit	415	105	201	1,108	303	453
Operating costs and expenses:
Research and development expenses, net:	2,335	591	4,298	6,802	1,863	8,340
General, administrative and marketing expenses	3,094	812	1,589	6,539	1,792	2,930
Total operating costs and expenses:	5,429	1,403	5,887	13,341	3,655	11,270
Operating loss	5,014	1,298	5,686	12,233	3,352	10,817
Financial income	(82)	(18)		(469)	(128)
Financial expenses	646	173	159	1,054	289	220
Financial expenses, net	564	155	159	585	161	220
Comprehensive loss	₪ 5,578	$ 1,453	₪ 5,845	₪ 12,818	$ 3,513	₪ 11,037
Basic and diluted loss per ordinary share (NIS/USD) | (per share)	₪ 0.03	$ 0.01	₪ 0.04	₪ 0.06	$ 0.02	₪ 0.09
Weighted average ordinary shares outstanding	217,428,969	217,428,969	130,598,626	206,884,141	206,884,141	124,504,278